Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental payments required under our operating lease arrangements
The following table summarizes the maturity of our operating leases as of March 31, 2022:

(In thousands)
Remainder of 2022	$9,954
2023	11,870
2024	11,395
2025	10,222
2026	10,236
2027	10,473
2028 and thereafter	35,022

Total lease payments	99,172
Less imputed interest	(19,986)

Total lease liabilitie s	$79,186
The following table summarizes the future minimum rental payments required under our operating lease arrangements as of December 31, 2021.

2022	$6,401
2023	6,256
2024	5,844
2025	5,329
2026	5,196
Thereafter	16,954

Total	$45,980